Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Summary of fair value and the presentation in the consolidated balance sheet
The following table summarizes the fair value and the presentation in the consolidated balance sheet (in thousands):

	Location on consolidated balance sheet	December 31, 2013	December 31, 2012
2017 Notes Hedges	Other assets	$118,000	$62,000
2017 Notes Conversion Derivative	Other liabilities	$112,000	$55,000

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
The following table summarizes the gain (loss) on changes in fair value (in thousands):

	Twelve Months Ended	Twelve Months Ended
	December 31,	December 31,
	2013	2012
2017 Notes Hedges	$56,000	$5,805
2017 Notes Conversion Derivative	(57,000)	(6,947)
Net loss on changes in fair value	$(1,000)	$(1,142)